Intangible Assets and Goodwill (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Entity Information [Line Items]
Summary of intangible assets which have an indefinite useful life	The following is a summary of intangible assets which have an indefinite useful life at both June 30, 2019 and December 31, 2018 (in thousands):

Licenses	$168,800
Tradename	154,300
Total	$323,100

Intangible assets that are subject to amortization

Intangible assets that are subject to amortization, including the related accumulated amortization, are comprised as follows (in thousands):

		Successor			Successor
		June 30, 2019			December 31, 2018
	Amortization		Accumulated	Net Carrying		Accumulated	Net Carrying
	Period	Cost	Amortization	Amount	Cost	Amortization	Amount
Customer relationships - Refinitiv Transaction	12 Years	$928,200	$(58,012)	$870,188	$928,200	$(19,338)	$908,862
Content and data	7 Years	154,400	(16,543)	137,857	154,400	(5,514)	148,886
		$1,082,600	$(74,555)	$1,008,045	$1,082,600	$(24,852)	$1,057,748

Estimated annual future amortization for existing intangible assets

The estimated annual future amortization for existing intangibles assets through December 31, 2023 is as follows (in thousands):

Remainder of 2019	$49,704
2020	99,408
2021	99,408
2022	99,408
2023	99,408

Tradeweb Markets LLC
Entity Information [Line Items]
Summary of goodwill

The following is a summary of goodwill (in thousands):

	Successor	Predecessor
	December 31,	December 31,
	2018	2017
Refinitiv Transaction	$2,694,797	$—
TR Acquisition	—	334,185
Merger	—	66,484
RaffCap Business	—	49,200
BondDesk	—	103,158
Other	—	10,394
Total	$2,694,797	$563,421

Summary of intangible assets which have an indefinite useful life

The following is a summary of intangible assets which have an indefinite useful life (in thousands):

	Successor	Predecessor
	December 31,	December 31,
	2018	2017
Licences	$168,800	$12,000
Tradename	154,300	—
Total	$323,100	$12,000

Intangible assets that are subject to amortization

Intangible assets that are subject to amortization, including the related accumulated amortization, are comprised as follows (in thousands):

		Successor			Predecessor
		December 31, 2018			December 31, 2017
	Amortization		Accumulated	Net Carrying		Accumulated	Net Carrying
	Period	Cost	Amortization	Amount	Cost	Amortization	Amount
Customer relationships - Refinitiv Transaction	12 Years	$928,200	$(19,338)	$908,862	$—	$—	$—
Content and data	7 Years	154,400	(5,514)	148,886	—	—	—
Customer relationships - Fixed Income Business	13 Years	—	—	—	155,284	(155,270)	14
Customer relationships - DW	11 Years	—	—	—	65,000	(42,348)	22,652
Customer relationships - RaffCap	12 Years	—	—	—	17,600	(9,166)	8,434
Customer relationships - BondDesk	15 Years	—	—	—	104,000	(28,806)	75,194
Customer relationships - Other	10 Years	—	—	—	2,100	(385)	1,715
Tradenames	10 Years	—	—	—	200	(125)	75
Liquidity contracts	16 Years	—	—	—	185,000	(82,865)	102,135
		$1,082,600	$(24,852)	$1,057,748	$529,184	$(318,965)	$210,219

Estimated annual future amortization for existing intangible assets

The estimated annual future amortization for existing intangibles assets through December 31, 2023 is as follows (in thousands):

Year	Amount
2019	$99,408
2020	99,408
2021	99,408
2022	99,408
2023	99,408